Snow Capital Dividend Plus Fund
Snow Capital Dividend Plus Fund
Investment Objective.
The investment objective of the Snow Capital Dividend Plus Fund (the “Dividend Plus Fund” or the “Fund”) is long-term growth of capital and income.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Plus Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class” on page 33 of the Prospectus, in Appendix A to the Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charge on Class A Shares” on page 58 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Snow Capital Dividend Plus Fund	Snow Capital Dividend Plus Fund - Class A Shares	Snow Capital Dividend Plus Fund - Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	0.50%	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Snow Capital Dividend Plus Fund		Snow Capital Dividend Plus Fund - Class A Shares	Snow Capital Dividend Plus Fund - Institutional Class Shares
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		12.17%	12.17%
Total Annual Fund Operating Expenses		13.12%	12.87%
Less: Fee Waiver/Expense Reimbursement	[1]	(11.92%)	(11.92%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	0.95%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Snow Capital Management L.P. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, acquired fund fees and expenses, dividends or interest expenses or short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses (collectively, "Excluded Expenses")) for the Fund does not exceed 0.95% of the Fund's average net assets, through at least October 28, 2019, and subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed 0.95%. The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.

Example.
This Example is intended to help you compare the cost of investing in the Dividend Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation agreement discussed in the table above is reflected only through October 28, 2019.

Although your actual costs may be higher or lower, based on these assumptions your costs, whether you hold or redeem your shares at the end of each period, would be:
Expense Example - Snow Capital Dividend Plus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Snow Capital Dividend Plus Fund - Class A Shares	641	3,016	5,022	8,772
Snow Capital Dividend Plus Fund - Institutional Class Shares	97	2,569	4,666	8,626

Expense Example No Redemption - Snow Capital Dividend Plus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Snow Capital Dividend Plus Fund - Class A Shares	641	3,016	5,022	8,772
Snow Capital Dividend Plus Fund - Institutional Class Shares	97	2,569	4,666	8,626

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s (as defined below) portfolio turnover rate was 81.06% of the average value of its portfolio.

Principal Investment Strategies.
The Fund’s principal investment strategy is to invest in a diversified portfolio of equities, bonds, preferred stock, and options.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000® Value Index.  The Fund may invest in fixed income securities of varying duration, maturity and credit quality, including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds”.  However, the Fund will not purchase debt securities rated as in default by an NRSRO.  With respect to its remaining assets, the Fund may invest in corporate bonds, sovereign bonds, convertible bonds, preferred stocks, or other securities or instruments whose prices are linked to the value of the underlying common stock of the issuer of the securities.  The Fund may have up to 25% of its net assets invested in foreign equity securities (including issuers domiciled in emerging markets), which may be denominated in foreign currencies.  The Fund’s investments in securities of foreign companies may include American depositary receipts (“ADRs”) and European depositary receipts (“EDRs”).

Note on Duration.  Duration is a measure of a fixed income security’s price sensitivity to changes in interest rates.  Duration takes into account a security’s cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The duration of the Fund’s portfolio is expressed in years and measures the portfolio’s change in value in relation to changes in interest rates.  For example, if interest rates decline by 1%, the market value of a portfolio with a duration of three years would rise by approximately 3%.  Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 3%.  The Fund’s target duration with respect to each investment will vary from investment to investment and may change over time.

Principal Risks.
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dividend Plus Fund.  The principal risks of investing in the Fund are:

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Management Risk.  The Fund relies on the Adviser’s ability to pursue the Fund’s investment objective, and may not meet its investment objective based on the Adviser’s success or failure to implement the Fund’s investment strategies.  The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

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Options Risk.  Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option may not correlate perfectly with the underlying securities index or overall securities market.

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Tax Risk.  Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may subject the Fund to special tax rules, the effect of which may have adverse tax consequences for the Fund, which in turn may result in adverse tax consequences for the Fund’s shareholders.

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Foreign Securities and Emerging Markets Risks.  Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  In addition, income earned on foreign securities may be subject to foreign withholding taxes.

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Credit Risk.  An issuer of debt securities may not make timely payments of principal and interest and may default entirely in its obligations.  A decrease in the issuer’s credit rating may lower the value of debt securities.

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Debt Securities Risk.  Increases in interest rates typically lower the value of debt securities held by the Fund.  Investments in debt securities include credit risk.  There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

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Convertible Securities Risk.  The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.  In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

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Management Style Risk.  The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

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Large-Cap Company Risk.  The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

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Small- and Medium-Cap Company Risk. Investing in securities of small- and medium-cap companies may involve greater volatility than investing in larger and more established companies because small- and medium-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

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Interest Rate Risk.  Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

•	Issuer Risk. The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

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Preferred Stock Risk.  Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited.  Preferred stocks are also subject to the risk that the issuer may “call in,” or redeem, the stock at a specific price after a certain date, as reflected in its prospectus.

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Foreign Exchange Risk.  Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

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Foreign Currency Risk.  The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

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U.S. Government and U.S. Agency Obligations Risk.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

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Tax Risk.  Certain of the Fund’s investment strategies, including transactions in option contracts, may subject the Fund to special tax rules, the effect of which may have adverse tax consequences for the Fund, which in turn may result in adverse tax consequences for the Fund’s shareholders.

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Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance.
Pursuant to an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and 360 Funds, on behalf of the then-existing Snow Capital Dividend Plus Fund (the “Predecessor Fund”), on October 28, 2016, the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund.  The performance information below reflects the performance of the Institutional Class shares (f/k/a Class I shares) of the Predecessor Fund for periods prior to October 28, 2016, and demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.snowfunds.com or by calling 877-SNOWFND (877-766-9363).

Institutional Class Shares(1) Calendar Year Returns as of December 31,

(1)	The returns shown in the bar chart are for Institutional Class shares. The performance of Class A shares will differ due to differences in expenses.

The calendar year to date return for the Fund’s Institutional Class shares as of March 31, 2017 was 1.40%.  During the period shown in the bar chart, the best performance for a quarter was 7.16% (for the quarter ended June 30, 2016).  The worst performance was -15.93% (for the quarter ended September 30, 2015).

Average Annual Total Returns For the Periods Ended December 31, 2016
Average Annual Returns - Snow Capital Dividend Plus Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Snow Capital Dividend Plus Fund - Institutional Class Shares	Institutional Class Shares Return Before Taxes	28.27%	10.34%	Mar. 28, 2013
Snow Capital Dividend Plus Fund - Class A Shares	Class A Shares Return Before Taxes	21.23%	8.50%	Mar. 28, 2013
After Taxes on Distributions | Snow Capital Dividend Plus Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	28.03%	7.34%
After Taxes on Distributions and Sale of Fund Shares | Snow Capital Dividend Plus Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	16.20%	6.75%
Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	17.34%	11.69%	Mar. 28, 2013

After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  “Return After Taxes on Distributions” shows the effect of taxable distributions (distributions of net investment income and net capital gain) but assumes that Fund shares are still held at the end of the period.

The after-tax returns are shown only for Institutional Class shares.  The after-tax returns for Class A shares will vary due to differences in expenses.